Trade and Other Receivables and Prepayments (Details)	12 Months Ended
	Feb. 28, 2023	Feb. 28, 2022
Trade and Other Receivables and Prepayments [Abstract]
Recognized loss allowance	100.00%	100.00%
Average term of finance leases	5 years